3. Investment in associates (Tables)	12 Months Ended
Dec. 31, 2018
Investment In Associates Tables Abstract
Investments in associates
	12-31-2018	12-31-2017
	ARS 000	ARS 000

Termoeléctrica José de San Martin S.A.	55,492	37,903
Termoeléctrica Manuel Belgrano S.A.	49,138	42,439
ECOGAS Group (Note 3.2)	1,826,888	1,361,025
Transportadora de Gas del Mercosur S.A.	66,679	388,575
Others	139	196
	1,998,336	1,830,138

Summary of share of the profit of associates

	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Termoeléctrica José de San Martin S.A.	35,912	32,804	29,291
Termoeléctrica Manuel Belgrano S.A.	29,225	34,782	38,606
ECOGAS Group (Note 3.2)	1,011,224	726,719	349,257
Transportadora de Gas del Mercosur S.A.	(2,626)	378,411	-
Others	450	288	5,496
	1,074,185	1,173,004	422,650